Income tax, Major components of income tax expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax [Abstract]
R&D tax credit for the year	£ (9,322)	£ (12,432)	£ (21,767)
Tax related to share-based compensation plans	0	0	0
Foreign corporation tax on profits for the year	0	84	152
Adjustments in respect of prior years	370	(100)	43
Total current tax	(8,952)	(12,448)	(21,572)
Deferred tax [Abstract]
Current year	(484)	(790)	0
Effect of changes in tax rates	0	(1)	0
Movement in overseas unrecognized deferred tax asset	25	351	0
Originating and reversal of timing differences, including adjustments in respect of prior years	6	(379)	(686)
Total deferred tax	(453)	(819)	(686)
Total income tax credit	£ (9,405)	£ (13,267)	£ (22,258)